Share-Based Compensation - Schedule of Stock Option Activities (Details) - Equity Option [Member] - USD ($)			12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Options, Options outstanding	632		17,637	632
Weighted Average Exercise Price,Options outstanding			$ 318
Aggregate Intrinsic Value, Options outstanding
Weighted Average Remaining Contractual Life, Options outstanding			4 years 6 months 10 days
Number of Options, Granted	17,005	632
Weighted Average Exercise Price, Granted			$ 54.62	$ 318
Aggregate Intrinsic Value, Granted
Weighted Average Remaining Contractual Life, Granted			10 years	5 years
Number of Options, Exercised
Weighted Average Exercise Price, Exercised
Aggregate Intrinsic Value, Exercised
Number of Options, Forfeited
Weighted Average Exercise Price, Forfeited
Aggregate Intrinsic Value, Forfeited
Number of Options, Expired
Weighted Average Exercise Price, Expired
Aggregate Intrinsic Value, Expired
Number of Options, Options outstanding,	17,637	632		17,637
Weighted Average Exercise Price, Options outstanding	$ 318		$ 64.06	$ 318
Aggregate Intrinsic Value, Options outstanding,
Weighted Average Remaining Contractual Life, Options outstanding,			9 years 4 months 17 days	4 years 6 months 10 days
Number of Options, Options vested and exercisable	4,437	632		4,437
Weighted Average Exercise Price, Options vested and exercisable	$ 318		$ 116.07	$ 318
Aggregate Intrinsic Value, Options vested and exercisable
Weighted Average Remaining Contractual Life, Options vested and exercisable			8 years 8 months 23 days	4 years 6 months 10 days